Segment analysis - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,055	$ 3,451	$ 3,344
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,838	1,599	1,556
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,217	1,852	1,788
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,825	1,582	1,543
Europe | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,824	1,581	1,541
Europe | Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1	1	2
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,777	1,502	1,418
North America | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5	3	5
North America | Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,772	1,499	1,413
Rest of the world
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	453	367	383
Rest of the world | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9	15	10
Rest of the world | Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	444	352	373
Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,160	2,610	2,537
Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 895	$ 841	$ 807